Capital Stock (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 Y	Sep. 30, 2014 Y
Capital Stock 1		150,000,000
Capital Stock 2		120,000
Capital Stock 3		$ 0.50
Capital Stock 4		$ 60,000
Capital Stock 5		$ 1.00
Capital Stock 6		500,000
Capital Stock 7		$ 0.30
Capital Stock 8		150,000
Capital Stock 9		$ 0.75
Capital Stock 10		4,208,910
Capital Stock 11		549,000
Capital Stock 12		26,058
Capital Stock 13		1,108,506
Capital Stock 14		$ 0.75
Capital Stock 15		2,196,133
Capital Stock 16		$ 0.40
Capital Stock 17		878,453
Capital Stock 18		$ 0.75
Capital Stock 19		313,000
Capital Stock 20		565,453
Capital Stock 21		313,000
Capital Stock 22		0.28%
Capital Stock 23		1.49
Capital Stock 24		81.57%
Capital Stock 25		0.00%
Capital Stock 26		95,680
Capital Stock 27		89,680
Capital Stock 28		6,000
Capital Stock 29		43,923
Capital Stock 30		$ 0.75
Capital Stock 31		6,000
Capital Stock 32		0.28%
Capital Stock 33		1.49
Capital Stock 34		81.57%
Capital Stock 35		0.00%
Capital Stock 36		16,494
Capital Stock 37		30,000
Capital Stock 38		100,000
Capital Stock 39		$ 0.30
Capital Stock 40		$ 0.75
Capital Stock 1	150,000,000
Capital Stock 2	500,000
Capital Stock 3	$ 0.25
Capital Stock 4	2,000,000
Capital Stock 5	4,000,000
Capital Stock 6	2,000,000
Capital Stock 7	$ 0.30
Capital Stock 8	2,000,000
Capital Stock 9	$ 0.42
Capital Stock 10	527,000
Capital Stock 11	2,000
Capital Stock 12	29,000
Capital Stock 13	500,000
Capital Stock 14	1.46%
Capital Stock 15	5
Capital Stock 16	100.21%
Capital Stock 17	0.00%
Capital Stock 18	50,000
Capital Stock 19	30,000
Capital Stock 20	100,000
Capital Stock 21	$ 0.30
Capital Stock 22	$ 0.75
Capital Stock 23	610,000
Capital Stock 24	$ 610,000
Capital Stock 25	1,000,000